Investments in Finance Leases - Schedule of Net Investments in Finance Leases (Details)	Dec. 31, 2016 USD ($)
Minimum rents receivable	$ 970,258
Estimated unguaranteed residual value	68,002
Unearned income	(111,509)
Investments, finance leases	926,751
SQN AIF V GP, LLC [Member]
Minimum rents receivable	970,258
Estimated unguaranteed residual value	68,002
Unearned income	(111,509)
Investments, finance leases	$ 926,751